Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Peak Bio, Inc. [Member]
Leases

7. Leases

In October 2021, the Company entered into a lease for laboratory and office facilities in Palo Alto, California (the “Palo Alto Lease”). The Palo Alto Lease expires in April 2027 and has a five-year renewal option. Base rent for this lease is approximately $89,000 monthly with annual escalations of 3%. Pursuant to the terms of the lease, the Company received from the lessor approximately $300,000 for tenant improvements. The Company is required to repay this amount over the remaining term of the lease with 7% interest. The Company has applied the guidance in ASC 842 and has determined that this lease should be classified as an operating lease.

In March 2023, the Company vacated, and returned possession of, the premises to the lessor. As a result, the Company recognized a loss of $3,513,999 on the abandonment of its operating right-of-use asset during the three months ended March 31, 2023. The Company made no payments on the lease starting on January 1, 2023 through March 31, 2024. In February 2023, the landlord filed a lawsuit against the Company claiming compensation for damages resulting from the breach of the lease. On June 3, 2024, the landlord was awarded a default judgment against the Company for $796,773.

On September 17, 2024, the Company entered into a settlement agreement with the landlord pursuant to which the Company agreed to pay $175,000 upon signing of the settlement agreement and enter into a secured promissory note for $325,000. The promissory note bears no interest and is payable over twenty equal monthly instalments starting on November 1, 2024 and expiring on June 1, 2026. Upon signing the Settlement Agreement, the lease was terminated and the Company recognized a gain on the termination of the lease settlement in the amount of $4,304,725 for the three and nine months ended September 30, 2024.

Rent expense for the three months ended September 30, 2024 and 2023 was $67,640 and $109,707, respectively. Rent expense for the nine months ended September 30, 2024 and 2023 was $263,348 and $465,723, respectively.

Interest expense for the three months ended September 30, 2024 and 2023 was $49,931 and $94,804, respectively. Interest expense for the nine months ended September 30, 2024 and 2023 was $214,212 and $298,649, respectively.

7. Leases

The Company had a lease for laboratory and office facilities in Palo Alto, California (the “Palo Alto Lease”). The Palo Alto Lease was entered into in October 2021 and expires in April 2027, with a five-year renewal option. Base rent for this lease is approximately $89,000 monthly with annual escalations of 3%. Pursuant to the terms of the lease, the Company received from the lessor approximately $300,000 for tenant improvements. The Company is required to repay this amount over the remaining term of the lease with 7% interest. The Company has applied the guidance in ASC 842 and has determined that this lease should be classified as an operating lease.

In March 2023, the Company vacated, and returned possession of, the premises to the lessor. The Company is still responsible for the outstanding payments under the lease. As a result, the Company recognized an impairment loss of $3,513,999 on its operating right-of-use asset during the year ended December 31, 2023.

As of December 31, 2023, the Palo Alto Lease is in default and the operating lease liability of $4,439,235 is due on demand.

Rent expense, including an allocation of costs from pH Pharma Ltd and leases subject to the short-term lease exception, for the years ended December 31, 2023 and 2022 was $0.6 million and $0.9 million, respectively.

Quantitative information regarding the Company’s operating lease in Palo Alto for the year ended December 31, 2023 and 2022 is as follows:

	Year Ended December 31,
	2023	2022
Operating cash flows paid for amounts included in the measurement of lease liabilities	$177,111	$786,563
Operating lease liabilities arising from obtaining right of use assets	$-	$4,189,492
Weighted-average remaining lease terms (years)	1.0	4.3
Weighted-average discount rate	10.0%	10.0%